COLLABORATION ARRANGEMENTS (Details)	1 Months Ended				12 Months Ended
	Mar. 31, 2022 USD ($)	Apr. 30, 2019 item	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Aug. 31, 2022 USD ($)	Apr. 30, 2022 USD ($)	Feb. 28, 2021 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative
Revenues					$ 9,292,724	$ 10,175,258		$ 700,913
Accounts receivable, net						3,000,000
Guilin Sanjin Pharmaceutical Co., Ltd. License Agreement
Collaborative Arrangement and Arrangement Other than Collaborative
Upfront cash payment received			$ 1,511,168	¥ 10,000,000
Agreed period for not to grant rights associated with antibodies to third parties			3 years	3 years
Dragon Boat Biopharmaceutical (Shanghai) Limited License Agreement
Collaborative Arrangement and Arrangement Other than Collaborative
Upfront cash payment received								573,378	¥ 4,000,000
Agreed period for not to grant rights associated with antibodies to third parties					3 years
Revenues					$ 0	1,240,022	¥ 8,000,000		¥ 0	¥ 0
Milestone fee received						620,011	¥ 4,000,000
ADCT Collaboration Agreement
Collaborative Arrangement and Arrangement Other than Collaborative
Revenues						225,000		225,000
Maximum number of selected targets, agreed for generation of antibodies | item		2
Minimum threshold written notice period for termination of agreement					30 days
Period for reservation of target right					1 year
Other income								$ 100,000
Exelixis Inc Agreement
Collaborative Arrangement and Arrangement Other than Collaborative
Upfront cash payment received					$ 1,100,000	11,000,000
Revenues					0	8,500,000
Payment of upfront-refundable fee												$ 1,100,000	$ 11,000,000
Milestone payments receivable based on development and regulatory milestones													127,500,000
Milestone payments receivable based on sales													$ 262,500,000
Accounts receivable, net						$ 3,000,000
ADCT Material Transfer and Option Agreement
Collaborative Arrangement and Arrangement Other than Collaborative
Revenues					300,000
Payment of upfront-refundable fee											$ 300,000
Sanofi Agreement
Collaborative Arrangement and Arrangement Other than Collaborative
Upfront cash payment received	$ 17,500,000				17,500,000
Revenues					$ 8,992,724
Milestone payments receivable based on development and regulatory milestones	173,500,000
Milestone payments receivable based on sales	$ 450,000,000